Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants

7. Warrants

On January 31, 2020, Old Sarcos issued 250,000 Class A Common Stock warrants to one of the Series C Preferred Stock investors, at an exercise price of $11.3243 per share with an expiration date of January 31, 2030. Immediately prior to the Effective Time, all of the issued and outstanding warrants to purchase 250,000 shares of Class A Stock of Old Sarcos warrants were net exercised and then upon the Closing were exchanged for shares of the Company’s Common Stock in an amount determined by application of the Exchange Ratio, as discussed in Note 1.

On January 20, 2021, Rotor consummated the initial public offering (“IPO”) of 27,600,000 units (the “Units”), including the full exercise by the underwriters of their over-allotment option. Each Unit included one share of Class A Common Stock and one half of one warrant (the “Public Warrants”). Simultaneously with the closing of the IPO, Rotor consummated the sale of 7,270,000 warrants (the “Private Placement Warrants”) in a private placement to Rotor Sponsor LLC (the “Sponsor”), an affiliate of Rotor’s officers and directors, and certain funds and accounts managed by two qualified institutional buyers. At the Closing Date, Old Sarcos acquired the net liabilities from Rotor, including the Public Warrants, that were recorded as equity instruments, and the Private Placement Warrants, that were recorded as warrant liabilities (together the “Warrants”).

Each whole Warrant entitles the registered holder to purchase one share of the Company's Common Stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing on January 20, 2022, provided that the Company has an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) covering the shares of the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement (the “Warrant Agreement”) entered into between Continental Stock Transfer & Trust Company and Rotor and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. Pursuant to the Warrant Agreement, a Warrant holder may exercise its Warrants only for a whole number of shares of the Company's Common Stock. The Warrants will expire five years after the completion of the Business Combination, or September 24, 2026, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Common Stock pursuant to the exercise of a Warrant and will have no obligation to settle such Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Common Stock underlying the Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations described below with respect to registration, or a valid exemption from registration is available. No Warrant will be exercisable, and the Company will not be obligated to issue a share of Common Stock upon exercise of a Warrant unless the share of the Company's Common Stock issuable upon such Warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Warrants. If the conditions in the two immediately preceding sentences are not satisfied with respect to a Warrant, the holder of such Warrant will not be entitled to exercise such Warrant and such Warrant may have no value and expire worthless. In no event will the Company be required to net cash settle any Warrant. In the event a registration statement is not effective for the exercised Warrants, the purchaser in the

Rotor IPO of a Unit containing such Warrant will have paid the full purchase price for the Unit solely for the share of the Company's Common Stock underlying such Unit.

Except as described herein, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. If the Private Placement Warrants are held by holders other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. The Private Placement Warrants will not be redeemable by the Company so long as they are held by the initial purchasers or their permitted transferees, subject to certain exceptions. The initial purchasers or their permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis.

Redemption of Warrants When the Price per Share of the Company's Common Stock Equals or Exceeds $18.00. Once the Warrants become exercisable, the Company may call the Warrants for redemption:

•	in whole and not in part;
•	at a price of $0.01 per Warrant;
•	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and
•

if, and only if, the last reported sale price of the shares of the Company's Common Stock for any 20 trading days within a 30-trading day period commencing after the Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the Warrant holders (which is referred to as the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).

If and when the Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. However, the Company will not redeem the Warrants unless an effective registration statement under the Securities Act covering the shares of the Company's Common Stock issuable upon exercise of the Warrants is effective and a current prospectus relating to those shares of the Company's Common Stock is available throughout the 30-day redemption period.

Redemption of Warrants When the Price per Share of Our Common Stock Equals or Exceeds $10.00. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants (except as described herein with respect to the Private Placement Warrants if the Company does not utilize this redemption provision):

•	in whole and not in part;
•

at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of the Company's Common Stock;

•	if, and only if, the Reference Value (as defined above) equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like); and
•

if the Reference Value is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) the Private Placement Warrants must also be concurrently called for redemption on the same terms (except as described above with respect to a holder’s ability to cashless exercise its Warrants) as the outstanding Public Warrants, as described above.

7. Warrants

On January 31, 2020, Old Sarcos issued 250,000 Class A Common Stock warrants to one of its investors, at an exercise price of $11.3243 per share with an expiration date of January 31, 2030. The Company generally accounts for warrants to purchase Common Stock as a component of equity at its issued cost unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash.

Old Sarcos estimated the fair value of these warrants using the Black-Scholes option valuation model based on the estimated fair value of the underlying Common Stock, with the following assumptions: remaining contractual term of ten years, risk-free interest rate of 3.05%, volatility of 85% and no dividend yield. These estimates, especially the market value of the underlying Common Stock and the related expected volatility, are judgmental and could differ materially in the future. Old Sarcos estimated the fair value of warrants exercisable for Class A Common Stock using the Black-Scholes option valuation model based on the estimated fair value of the underlying Common Stock.

Immediately prior to the effective time of the Merger, all the issued and outstanding warrants to purchase 250,000 shares of Class A Stock of Old Sarcos warrants were net exercised and upon the Closing were exchanged for shares of the Company’s Common Stock in an amount determined by application of the Exchange Ratio, as discussed in Note 1.

On January 20, 2021, Rotor consummated the initial public offering (“IPO”) of 27,600,000 units (the “Units”), including the full exercise by the underwriters of their over-allotment option. Each Unit included one share of Class A Common Stock and one half of one warrant (the “Public Warrants”). Simultaneously with the closing of the IPO, Rotor consummated the sale of 7,270,000 warrants (the “Private Placement Warrants”) in a private placement to Rotor Sponsor LLC (the “Sponsor”), an affiliate of Rotor’s officers and directors, and certain funds and accounts managed by two qualified institutional buyers. At the Closing Date, Old Sarcos acquired the net liabilities from Rotor, including the Public Warrants, that were recorded as equity instruments, and the Private Placement Warrants, that were recorded as warrant liabilities (together the “Warrants”).

The Company estimated the fair value of the Private Placement Warrants exercisable for Common Stock measured at fair value on a recurring basis at the respective dates using the binomial lattice valuation model. The binomial lattice valuation model inputs are based on the estimated fair value of the underlying Common Stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends and the implied volatility of the price of the Company’s underlying stock. These estimates, especially the expected volatility, are highly judgmental and could differ materially in the future. The Company recognized a loss of $4.9 million related to the change in fair value of the Private Placement Warrants during the year ended December 31, 2021, recorded as a loss on warranty liability within the consolidated statements of operations and comprehensive loss.

The following table provides quantitative information regarding assumptions used in the binomial lattice model to determine the fair value of the Private Placement Warrants:

	December 31, 2021	September 24, 2021 (Closing Date)
Stock price	$9.98	$10.05
Term (in years)	0.06	0.32
Implied volatility	30.3%	18.9%
Risk-free rate	1.22%	1.0%
Dividend yield	0.0%	0.0%

Each whole Warrant entitles the registered holder to purchase one share of our Common Stock at a price of $11.50 per share, subject to adjustment as discussed below, at any time commencing on January 20, 2022, provided that we have an effective registration statement under the Securities Act covering the shares of the Common Stock issuable upon exercise of the Warrants and a current prospectus relating to them is available (or we permit holders to exercise their Warrants on a cashless basis under the circumstances specified in the warrant agreement entered into between Continental Stock Transfer & Trust Company and Rotor (the “Warrant Agreement”)) and such shares are registered, qualified or exempt from registration under the securities laws of the state of residence of the holder. Pursuant to the Warrant Agreement, a Warrant holder may exercise its Warrants only for a whole number of shares of our Common Stock. This means only a whole Warrant may be exercised at a given time by a Warrant holder. The Warrants will expire five years after the completion of the Business Combination, or September 24, 2026, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

We will not be obligated to deliver any Common Stock pursuant to the exercise of a Warrant and will have no obligation to settle such Warrant exercise unless a registration statement under the Securities Act with respect to the shares of our Common Stock underlying the Warrants is then effective and a prospectus relating thereto is current, subject to our satisfying our obligations described below with respect to registration, or a valid exemption from registration is available. No Warrant will be exercisable, and we will not be obligated to issue a share of our Common Stock upon exercise of a Warrant unless the share of our Common Stock issuable upon such Warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Warrants. In the event the conditions in the two immediately preceding sentences are not satisfied with respect to a Warrant, the holder of such Warrant will not be entitled to exercise such Warrant and such Warrant may have no value and expire worthless. In no event will we be required to net cash settle any Warrant. In the event a registration statement is not effective for the exercised Warrants, the purchaser in the Rotor IPO of a Unit containing such Warrant will have paid the full purchase price for the Unit solely for the share of our Common Stock underlying such Unit.

Except as described herein, the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by us in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. The Private Placement Warrants will not be redeemable by us so long as they are held by the initial purchasers or its permitted transferees, subject to certain exceptions. The Sponsor, or its permitted transferees, have the option to exercise the Private Placement Warrants on a cashless basis.

Redemption of Warrants When the Price per Share of Our Common Stock Equals or Exceeds $18.00. Once the Warrants become exercisable, we may call the Warrants for redemption:

•	in whole and not in part;
•	at a price of $0.01 per Warrant;
•	upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each Warrant holder; and
•

if, and only if, the last reported sale price of the shares of our Common Stock for any 20 trading days within a 30-trading day period commencing after the Warrants become exercisable and ending three business days before we send the notice of redemption to the Warrant holders (which we refer to as the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like).

If and when the Warrants become redeemable by us, we may exercise our redemption right even if we are unable to register or qualify the underlying securities for sale under all applicable state securities laws. However, we will not redeem the Warrants unless an effective registration statement under the Securities Act covering the shares of our Common Stock issuable upon exercise of the Warrants is effective and a current prospectus relating to those shares of our Common Stock is available throughout the 30-day redemption period.

Redemption of Warrants When the Price per Share of Our Common Stock Equals or Exceeds $10.00. Once the Warrants become exercisable, we may redeem the outstanding Warrants (except as described herein with respect to the Private Placement Warrants if we do not utilize this redemption provision):

•	in whole and not in part;
•

at $0.10 per Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of our Common Stock;

•	if, and only if, the Reference Value (as defined above) equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like); and
•

if the Reference Value is less than $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) the Private Placement Warrants must also be concurrently called for redemption on the same terms (except as described above with respect to a holder’s ability to cashless exercise its Warrants) as the outstanding Public Warrants, as described above.